SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property and equipment, net
Depreciation expense on property and equipment	¥ 7,580	¥ 5,944
Electronic Equipment
Property and equipment, net
Property, Plant and Equipment, Useful Life	5 years
Furniture and office equipment
Property and equipment, net
Property, Plant and Equipment, Useful Life	5 years